Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 2,082	¥ 13,060	¥ 12,257
VAT tax receivables	329	2,062	1,036
Other receivables	1,140	7,154	4,231
Total prepaid expenses and other receivables	$ 3,551	¥ 22,276	¥ 17,524